Schedule of Investments (unaudited) September 30, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
BAE Systems PLC, ADR	408,780	$12,496,405

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	106,361	9,253,407

Automobiles — 2.1%
General Motors Co.(a)	364,161	19,194,926

Banks — 3.6%
Bank of America Corp.(b)	323,163	13,718,269
JPMorgan Chase & Co.	117,011	19,153,531

		32,871,800

Beverages — 0.7%
Coca-Cola Co.	126,386	6,631,473

Capital Markets — 3.3%
Intercontinental Exchange, Inc.	103,277	11,858,265
Morgan Stanley	191,511	18,635,936

		30,494,201

Chemicals — 3.4%
Axalta Coating Systems Ltd.(a)	310,515	9,063,933
Corteva, Inc.	523,568	22,031,741

		31,095,674

Communications Equipment — 3.2%
Ciena Corp.(a)	165,852	8,516,500
Cisco Systems, Inc.	389,111	21,179,312

		29,695,812

Construction & Engineering — 1.5%
Quanta Services, Inc.	119,358	13,585,328

Consumer Finance — 2.8%
Ally Financial, Inc.	252,166	12,873,074
Capital One Financial Corp.	78,440	12,704,927

		25,578,001

Containers & Packaging — 1.2%
Sealed Air Corp.	195,860	10,731,169

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(a)	80,698	22,025,712

Entertainment — 1.2%
World Wrestling Entertainment, Inc., Class A	200,194	11,262,914

Health Care Equipment & Supplies — 0.9%
Koninklijke Philips NV, NY Shares	178,389	7,927,607

Health Care Providers & Services — 6.4%
Anthem, Inc.	33,285	12,408,648
Humana, Inc.	14,908	5,801,448
Laboratory Corp. of America Holdings(a)	57,985	16,319,298
UnitedHealth Group, Inc.	62,093	24,262,219

		58,791,613

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(a)	22,256	6,413,512

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.(a)	172,808	6,324,773

Insurance — 0.5%
Fidelity National Financial, Inc.	111,197	5,041,672

Security	Shares	Value

Interactive Media & Services(a) — 9.8%
Alphabet, Inc., Class A(b)	22,279	$59,563,352
Facebook, Inc., Class A	89,309	30,310,582

		89,873,934

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(a)(c)	14,914	48,993,087

IT Services — 6.3%
Fidelity National Information Services, Inc.	135,181	16,448,824
FleetCor Technologies, Inc.(a)	61,822	16,152,234
Visa, Inc., Class A(b)	115,840	25,803,360

		58,404,418

Life Sciences Tools & Services — 0.9%
Avantor, Inc.(a)	192,950	7,891,655

Machinery — 2.0%
Fortive Corp.	164,923	11,638,616
Otis Worldwide Corp.	88,117	7,250,267

		18,888,883

Media — 3.6%
Comcast Corp., Class A	425,002	23,770,362
Fox Corp., Class A	236,458	9,484,330

		33,254,692

Multi-line Retail — 3.1%
Dollar General Corp.	71,218	15,108,187
Dollar Tree, Inc.(a)	136,892	13,103,302

		28,211,489

Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips	296,788	20,113,323
EQT Corp.(a)	595,527	12,184,482

		32,297,805

Personal Products — 1.3%
Unilever PLC, ADR	224,788	12,188,005

Pharmaceuticals — 2.7%
Novo Nordisk A/S, ADR	90,993	8,736,238
Sanofi, ADR	338,682	16,327,859

		25,064,097

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A(a)	134,584	13,103,098

Road & Rail — 1.2%
Norfolk Southern Corp.	47,830	11,443,328

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	76,750	12,854,090
Applied Materials, Inc.	131,310	16,903,536
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	161,690	18,052,689

		47,810,315

Software — 8.1%
CDK Global, Inc.	288,584	12,279,249
Microsoft Corp.(b)	221,941	62,569,607

		74,848,856

Specialty Retail — 2.6%
O’Reilly Automotive, Inc.(a)	15,549	9,501,372
Ross Stores, Inc.	132,958	14,472,478

		23,973,850

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(b)	294,908	41,729,482

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC, ADR	559,578	$8,645,480

Total Long-Term Investments — 99.4% (Cost: $567,019,040)		916,038,473

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	13,629,459	13,629,459

Total Short-Term Securities — 1.5% (Cost: $13,629,459)		13,629,459

Total Investments Before Options Written — 100.9% (Cost: $580,648,499)		929,667,932

Options Written — (0.8)% (Premiums Received: $(10,551,442))		(7,488,493)

Total Investments, Net of Options Written — 100.1% (Cost: $570,097,057)		922,179,439

Liabilities in Excess of Other Assets — (0.1)%		(663,854)

Net Assets — 100.0%		$921,515,585

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,614,004	$2,015,455	(a)	$—	$—	$—	$13,629,459	13,629,459	$1,236	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anthem, Inc.	69	10/01/21	USD	380.00	USD	2,572	$(6,555)
Applied Materials, Inc.	192	10/01/21	USD	135.00	USD	2,472	(864)
Bank of America Corp.	225	10/01/21	USD	43.00	USD	955	(2,475)
C.H. Robinson Worldwide, Inc.	187	10/01/21	USD	92.90	USD	1,627	—
General Motors Co.	374	10/01/21	USD	53.00	USD	1,971	(12,903)
JPMorgan Chase & Co.	196	10/01/21	USD	165.00	USD	3,208	(12,054)
Norfolk Southern Corp.	113	10/01/21	USD	275.00	USD	2,704	(11,300)
Taiwan Semiconductor Manufacturing Co. Ltd.	195	10/01/21	USD	114.00	USD	2,177	(1,853)
Koninklijke Philips NV, NY Shares	385	10/05/21	USD	45.11	USD	1,711	(12,700)
Amazon.com, Inc.	9	10/08/21	USD	3,575.00	USD	2,957	(914)
Analog Devices, Inc.	109	10/08/21	USD	175.00	USD	1,826	(6,268)
Bank of America Corp.	833	10/08/21	USD	41.43	USD	3,536	(127,017)
Capital One Financial Corp.	132	10/08/21	USD	180.00	USD	2,138	(1,980)
Cisco Systems, Inc.	182	10/08/21	USD	60.00	USD	991	(546)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Coca-Cola Co.	588	10/08/21	USD	56.00	USD	3,085	$(1,470)
Comcast Corp., Class A	15	10/08/21	USD	60.00	USD	84	(75)
Comcast Corp., Class A	219	10/08/21	USD	62.00	USD	1,225	(1,314)
ConocoPhillips	61	10/08/21	USD	56.96	USD	413	(66,280)
Dollar General Corp.	44	10/08/21	USD	230.00	USD	933	(440)
Fox Corp., Class A	171	10/08/21	USD	38.00	USD	686	(40,185)
JPMorgan Chase & Co.	166	10/08/21	USD	165.00	USD	2,717	(27,307)
Microsoft Corp.	261	10/08/21	USD	305.00	USD	7,358	(2,480)
Ross Stores, Inc.	50	10/08/21	USD	125.00	USD	544	(2,000)
Taiwan Semiconductor Manufacturing Co. Ltd.	240	10/08/21	USD	128.00	USD	2,680	(1,320)
Vodafone Group PLC, ADR	820	10/08/21	USD	17.50	USD	1,267	(8,200)
Ally Financial, Inc.	444	10/15/21	USD	55.00	USD	2,267	(8,658)
Alphabet Inc., Class A	46	10/15/21	USD	2,750.00	USD	12,298	(128,570)
Amazon.com, Inc.	8	10/15/21	USD	3,600.00	USD	2,628	(1,940)
Analog Devices, Inc.	37	10/15/21	USD	170.00	USD	620	(8,880)
Anthem, Inc.	48	10/15/21	USD	390.00	USD	1,789	(11,880)
Apple, Inc.	205	10/15/21	USD	155.00	USD	2,901	(2,870)
Axalta Coating Systems Ltd.	441	10/15/21	USD	32.00	USD	1,287	(23,152)
Bank of America Corp.	430	10/15/21	USD	42.00	USD	1,825	(59,770)
C.H. Robinson Worldwide, Inc.	185	10/15/21	USD	92.50	USD	1,610	(2,775)
Capital One Financial Corp.	246	10/15/21	USD	164.40	USD	3,984	(80,565)
CBRE Group, Inc., Class A	402	10/15/21	USD	95.00	USD	3,914	(148,740)
CDK Global, Inc.	274	10/15/21	USD	42.03	USD	1,166	(53,731)
Cisco Systems, Inc.	1,077	10/15/21	USD	60.00	USD	5,862	(3,770)
Comcast Corp., Class A	220	10/15/21	USD	60.00	USD	1,230	(2,530)
Comcast Corp., Class A	219	10/15/21	USD	62.50	USD	1,225	(767)
ConocoPhillips	358	10/15/21	USD	60.00	USD	2,426	(293,560)
Corteva, Inc.	399	10/15/21	USD	44.00	USD	1,679	(11,970)
Facebook, Inc., Class A	94	10/15/21	USD	385.00	USD	3,190	(1,457)
Fidelity National Financial, Inc.	587	10/15/21	USD	50.00	USD	2,661	(29,350)
Fidelity National Information Services, Inc.	122	10/15/21	USD	135.00	USD	1,484	(3,050)
FleetCor Technologies, Inc.	111	10/15/21	USD	266.01	USD	2,900	(40,796)
Fortive Corp.	663	10/15/21	USD	75.00	USD	4,679	(11,603)
General Motors Co.	45	10/15/21	USD	52.50	USD	237	(8,348)
Humana, Inc.	26	10/15/21	USD	420.00	USD	1,012	(1,495)
Intercontinental Exchange, Inc.	307	10/15/21	USD	120.00	USD	3,525	(10,745)
JPMorgan Chase & Co.	117	10/15/21	USD	165.00	USD	1,915	(32,643)
Koninklijke Philips NV, NY Shares	414	10/15/21	USD	45.00	USD	1,840	(33,120)
Laboratory Corp. of America Holdings	103	10/15/21	USD	310.00	USD	2,899	(15,192)
Las Vegas Sands Corp.	195	10/15/21	USD	44.00	USD	714	(1,463)
Microsoft Corp.	256	10/15/21	USD	295.00	USD	7,217	(37,248)
Morgan Stanley	294	10/15/21	USD	105.00	USD	2,861	(15,435)
Norfolk Southern Corp.	90	10/15/21	USD	270.00	USD	2,153	(2,025)
O’Reilly Automotive, Inc.	62	10/15/21	USD	620.00	USD	3,789	(44,950)
Sealed Air Corp.	211	10/15/21	USD	60.00	USD	1,156	(1,055)
UnitedHealth Group, Inc.	150	10/15/21	USD	430.00	USD	5,861	(8,400)
Veeva Systems, Inc., Class A	61	10/15/21	USD	330.00	USD	1,758	(1,068)
Visa, Inc., Class A	59	10/15/21	USD	240.00	USD	1,314	(1,741)
Vodafone Group PLC, ADR	532	10/15/21	USD	18.00	USD	822	(1,596)
World Wrestling Entertainment, Inc., Class A	369	10/15/21	USD	50.00	USD	2,076	(249,075)
Amazon.com, Inc.	1	10/22/21	USD	3,575.00	USD	329	(705)
Apple, Inc.	334	10/22/21	USD	155.00	USD	4,726	(9,519)
Applied Materials, Inc.	360	10/22/21	USD	140.00	USD	4,634	(35,460)
Bank of America Corp.	146	10/22/21	USD	41.00	USD	620	(32,996)
Berkshire Hathaway, Inc., Class B	340	10/22/21	USD	285.00	USD	9,280	(29,070)
Ciena Corp.	120	10/22/21	USD	58.00	USD	616	(9,000)
Cisco Systems, Inc.	182	10/22/21	USD	60.00	USD	991	(910)
Comcast Corp., Class A	7	10/22/21	USD	61.00	USD	39	(84)
ConocoPhillips	259	10/22/21	USD	59.00	USD	1,755	(238,927)
Dollar General Corp.	144	10/22/21	USD	225.00	USD	3,055	(6,840)
Dollar Tree, Inc.	299	10/22/21	USD	93.35	USD	2,862	(123,056)
General Motors Co.	379	10/22/21	USD	52.00	USD	1,998	(89,633)

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
JPMorgan Chase & Co.	266	10/22/21	USD	165.00	USD	4,354	$(89,110)
Microsoft Corp.	114	10/22/21	USD	305.00	USD	3,214	(9,975)
UnitedHealth Group, Inc.	67	10/22/21	USD	415.00	USD	2,618	(21,071)
Visa, Inc., Class A	154	10/22/21	USD	240.00	USD	3,430	(7,546)
CDK Global, Inc.	223	10/25/21	USD	42.50	USD	949	(27,191)
Applied Materials, Inc.	220	10/29/21	USD	145.00	USD	2,832	(15,620)
Ciena Corp.	118	10/29/21	USD	56.00	USD	606	(3,835)
Ciena Corp.	107	10/29/21	USD	53.00	USD	549	(7,276)
Coca-Cola Co.	366	10/29/21	USD	57.00	USD	1,920	(2,562)
ConocoPhillips	676	10/29/21	USD	59.00	USD	4,581	(659,100)
General Motors Co.	294	10/29/21	USD	53.00	USD	1,550	(69,237)
Norfolk Southern Corp.	101	10/29/21	USD	250.00	USD	2,416	(33,330)
Vodafone Group PLC, ADR	1,000	10/29/21	USD	17.50	USD	1,545	(9,000)
Bank of America Corp.	256	11/03/21	USD	40.50	USD	1,087	(71,224)
Cisco Systems, Inc.	94	11/03/21	USD	56.00	USD	512	(6,747)
Alphabet Inc., Class A	17	11/05/21	USD	2,845.00	USD	4,545	(59,075)
Alphabet Inc., Class A	37	11/05/21	USD	2,825.00	USD	9,892	(166,342)
Amazon.com, Inc.	9	11/05/21	USD	3,470.00	USD	2,957	(45,900)
Apple, Inc.	784	11/05/21	USD	148.00	USD	11,094	(193,648)
Applied Materials, Inc.	55	11/05/21	USD	150.00	USD	708	(3,493)
Ciena Corp.	235	11/05/21	USD	53.00	USD	1,207	(21,855)
Cisco Systems, Inc.	257	11/05/21	USD	57.00	USD	1,399	(11,950)
Comcast Corp., Class A	440	11/05/21	USD	58.00	USD	2,461	(41,800)
ConocoPhillips	64	11/05/21	USD	65.00	USD	434	(29,280)
Facebook, Inc., Class A	289	11/05/21	USD	360.00	USD	9,808	(196,520)
Las Vegas Sands Corp.	116	11/05/21	USD	41.00	USD	425	(8,932)
Microsoft Corp.	258	11/05/21	USD	305.00	USD	7,274	(55,470)
Morgan Stanley	625	11/05/21	USD	104.00	USD	6,082	(91,875)
Ross Stores, Inc.	171	11/05/21	USD	116.51	USD	1,861	(21,939)
Taiwan Semiconductor Manufacturing Co. Ltd.	117	11/05/21	USD	117.00	USD	1,306	(22,990)
Visa, Inc., Class A	38	11/05/21	USD	235.00	USD	846	(9,747)
Vodafone Group PLC, ADR	531	11/05/21	USD	15.50	USD	820	(24,957)
Fidelity National Information Services, Inc.	121	11/08/21	USD	134.00	USD	1,472	(13,322)
CDK Global, Inc.	290	11/10/21	USD	44.25	USD	1,234	(25,069)
Coca-Cola Co.	215	11/10/21	USD	56.10	USD	1,128	(4,662)
Facebook, Inc., Class A	103	11/11/21	USD	366.00	USD	3,496	(55,394)
Apple, Inc.	274	11/12/21	USD	149.50	USD	3,877	(61,450)
CBRE Group, Inc., Class A	445	11/12/21	USD	98.25	USD	4,333	(152,604)
ConocoPhillips	358	11/12/21	USD	65.30	USD	2,426	(166,648)
Otis Worldwide Corp.	126	11/12/21	USD	90.50	USD	1,037	(5,713)
Ross Stores, Inc.	171	11/12/21	USD	113.00	USD	1,861	(48,735)
Veeva Systems, Inc., Class A	79	11/12/21	USD	321.00	USD	2,277	(20,951)
EQT Corp.	1,119	11/15/21	USD	20.01	USD	2,289	(223,416)
Ally Financial, Inc.	430	11/19/21	USD	55.00	USD	2,195	(43,860)
Alphabet Inc., Class A	40	11/19/21	USD	2,875.00	USD	10,694	(154,400)
Analog Devices, Inc.	303	11/19/21	USD	180.00	USD	5,075	(58,327)
Apple, Inc.	260	11/19/21	USD	155.00	USD	3,679	(35,620)
Avantor, Inc.	1,068	11/19/21	USD	45.00	USD	4,368	(74,760)
Bank of America Corp.	145	11/19/21	USD	41.00	USD	616	(40,382)
Berkshire Hathaway, Inc., Class B	168	11/19/21	USD	290.00	USD	4,585	(24,864)
CDK Global, Inc.	223	11/19/21	USD	43.50	USD	949	(28,936)
Cisco Systems, Inc.	659	11/19/21	USD	57.50	USD	3,587	(50,084)
Coca-Cola Co.	90	11/19/21	USD	57.50	USD	472	(1,305)
Comcast Corp., Class A	367	11/19/21	USD	57.50	USD	2,053	(51,563)
ConocoPhillips	93	11/19/21	USD	60.00	USD	630	(82,305)
Corteva, Inc.	195	11/19/21	USD	46.00	USD	821	(12,675)
Dollar General Corp.	61	11/19/21	USD	230.00	USD	1,294	(5,795)
EQT Corp.	965	11/19/21	USD	22.00	USD	1,974	(118,212)
Facebook, Inc., Class A	76	11/19/21	USD	375.00	USD	2,579	(34,200)
Fidelity National Financial, Inc.	126	11/19/21	USD	47.00	USD	571	(14,175)
Fortive Corp.	376	11/19/21	USD	75.00	USD	2,653	(39,480)
Fox Corp., Class A	242	11/19/21	USD	41.00	USD	971	(38,720)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
General Motors Co.	182	11/19/21	USD	55.00	USD	959	$(36,764)
Intercontinental Exchange, Inc.	343	11/19/21	USD	120.00	USD	3,938	(53,165)
Laboratory Corp. of America Holdings	106	11/19/21	USD	300.00	USD	2,983	(56,710)
Microsoft Corp.	251	11/19/21	USD	300.00	USD	7,076	(107,930)
O’Reilly Automotive, Inc.	35	11/19/21	USD	610.00	USD	2,139	(88,900)
Quanta Services, Inc.	177	11/19/21	USD	115.00	USD	2,015	(93,810)
Ross Stores, Inc.	73	11/19/21	USD	120.00	USD	795	(9,855)
Sanofi, ADR	923	11/19/21	USD	50.00	USD	4,450	(78,455)
Sealed Air Corp.	183	11/19/21	USD	60.00	USD	1,003	(10,065)
Taiwan Semiconductor Manufacturing Co. Ltd.	14	11/19/21	USD	120.00	USD	156	(2,226)
Unilever PLC, ADR	178	11/19/21	USD	55.00	USD	965	(18,690)
Visa, Inc., Class A	160	11/19/21	USD	240.00	USD	3,564	(35,600)
World Wrestling Entertainment, Inc., Class A	331	11/19/21	USD	60.00	USD	1,862	(76,130)
Quanta Services, Inc.	575	11/29/21	USD	116.50	USD	6,545	(302,095)
Microsoft Corp.	258	12/17/21	USD	305.00	USD	7,274	(125,130)
Sanofi, ADR	262	12/17/21	USD	50.00	USD	1,263	(28,165)

							$(7,170,597)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC	JPMorgan Chase Bank N.A.	19,400	10/06/21	USD	31.44	USD	593	$(402)
BAE Systems PLC	Bank of America N.A.	38,000	10/12/21	USD	33.08	USD	1,162	(22)
Unilever PLC, ADR	Citibank N.A.	8,900	10/12/21	USD	58.25	USD	483	(169)
Otis Worldwide Corp.	UBS AG	46,900	10/13/21	USD	93.03	USD	3,859	(529)
Axalta Coating Systems Ltd.	Citibank N.A.	64,500	10/19/21	USD	30.03	USD	1,883	(44,267)
Unilever PLC, ADR	BNP Paribas SA	51,900	10/22/21	USD	58.00	USD	2,814	(5,841)
BAE Systems PLC	Credit Suisse International	26,000	10/26/21	USD	30.90	USD	795	(8,426)
Ally Financial, Inc.	JPMorgan Chase Bank N.A.	34,000	10/27/21	USD	51.74	USD	1,736	(55,000)
Corteva, Inc.	JPMorgan Chase Bank N.A.	123,800	11/02/21	USD	44.15	USD	5,210	(70,587)
BAE Systems PLC	Citibank N.A.	27,200	11/03/21	USD	30.87	USD	832	(10,751)
Koninklijke Philips NV, NY Shares	Goldman Sachs International	32,400	11/03/21	USD	47.91	USD	1,440	(17,276)
Novo Nordisk A/S	Bank of America N.A.	57,300	11/03/21	USD	103.27	USD	5,501	(47,805)
Vodafone Group PLC, ADR	Citibank N.A.	64,200	11/03/21	USD	16.93	USD	992	(2,406)
BAE Systems PLC	Credit Suisse International	13,000	11/10/21	USD	31.22	USD	397	(4,135)
BAE Systems PLC	Royal Bank of Canada	19,400	11/17/21	USD	31.13	USD	593	(7,508)
Sealed Air Corp.	Royal Bank of Canada	14,600	11/19/21	USD	56.88	USD	800	(22,421)
Sealed Air Corp.	Royal Bank of Canada	14,600	12/17/21	USD	56.88	USD	800	(20,351)

								$(317,896)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$916,038,473	$—	$—	$916,038,473
Short-Term Securities
Money Market Funds	13,629,459	—	—	13,629,459

	$929,667,932	$—	$—	$929,667,932

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,559,656)	$(1,928,837)	$—	$(7,488,493)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	6